Cash and cash equivalents and restricted cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents and restricted cash and cash equivalents

6.    Cash and cash equivalents and restricted cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2021 and 2022 primarily consist of the following currencies:

	December 31, 2021		December 31, 2022
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,220,064	1,220,064	863,452	863,452
RMB	3,462,640	543,099	2,064,300	296,399
Others	N/A	74,022	N/A	54,598
Total		1,837,185		1,214,449

As of December 31, 2021 and 2022, the Group’s restricted cash and cash equivalents were US$297,022 and US$303,370, respectively. The restricted cash and cash equivalents primarily consists of amounts deposited and held in escrow account owned by the Group, which was a portion of the consideration received from Baidu, in accordance with the terms set forth in the agreement with Baidu to dispose YY Live business.